Product revenues, net (Tables)	3 Months Ended
Mar. 31, 2022
Revenue From Contracts With Customers [Abstract]
Disclosure Of Detailed Information About Sales Adjustments Explanatory
The table below provides a rollforward of the Company’s accruals related to the GTN sales adjustments for the three months ended March 31, 2022.

(in KUSD)	Three months ended March 31, 2022
Beginning balance	2,590
GTN sales adjustments for current period sales	3,491
GTN sales adjustments for prior period sales	(192)
Credits, payments and reclassifications to Accounts payable	(1,763)
Ending balance as of March 31, 2022	4,126

Disclosure Of Detailed Information About Sales Adjustment Included In the Balance Sheets
The table below provides the classification of the accruals related to the GTN sales adjustment included in the Company’s unaudited condensed consolidated interim balance sheet as of March 31, 2022 and December 31, 2021.

(in KUSD)	As of March 31, 2022	As of December 31, 2021
Accounts receivable, net	2,451	1,204
Other current liabilities	1,675	1,386
	4,126	2,590